Land Use Right, Net - Schedule of Land Use Right, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Land Use Right, Net [Abstract]
Land use rights	$ 1,233,656	$ 220,178
Less: accumulated amortization	(86,828)	(65,814)
Land use right, net	$ 1,146,828	$ 154,364